Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A2, A3, C, C1, E, I, M, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2017 to

PROSPECTUS DATED March 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.03)%	1.97%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.03)%	1.97%
Class E Shares	0.70%	None	0.55%	1.25%	(0.03)%	1.22%
Class I Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.05)%	0.80%
Class S Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class T Shares	0.70%	None	0.30%	1.00%	(0.17)%	0.83%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.03)%	0.77%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$946	$1,219	$1,997
Class A1 Shares	$371	$634	$916	$1,721
Class A2 Shares	$470	$730	$1,010	$1,806
Class A3 Shares	$421	$682	$963	$1,763
Class C Shares	$200	$625	$1,075	$2,325
Class C1 Shares	$300	$625	$1,075	$2,325
Class E Shares	$124	$394	$683	$1,509
Class I Shares	$95	$311	$546	$1,218
Class R6 Shares	$82	$266	$466	$1,044
Class S Shares	$95	$311	$546	$1,218
Class T Shares	$85	$301	$536	$1,209
Class Y Shares	$79	$252	$441	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$625	$1,075	$2,325

The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

STRATEGIC BOND FUND RISK/RETURN SUMMARY:

At a meeting held on December 5, 2017, the Board of Trustees approved, on behalf of the Strategic Bond Fund, a change in the investment objective of the Fund. Effective March 1, 2018, the investment objective in the “Risk/Return Summary” section for the Strategic Bond Fund in the Prospectus listed above will be changed as follows:

Old Investment Objective: The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

New Investment Objective: The Fund seeks to provide total return.

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A1 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A2 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A3 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class C Shares	0.47%	0.75%	0.54%	1.76%	(0.15)%	1.61%
Class C1 Shares	0.47%	1.00%	0.29%	1.76%	(0.15)%	1.61%
Class E Shares	0.47%	None	0.54%	1.01%	(0.15)%	0.86%
Class I Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class R6 Shares	0.47%	None	0.14%	0.61%	(0.13)%	0.48%
Class S Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class T Shares	0.47%	None	0.29%	0.76%	(0.27)%	0.49%
Class Y Shares	0.47%	None	0.09%	0.56%	(0.11)%	0.45%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$459	$670	$898	$1,552
Class A1 Shares	$336	$549	$780	$1,442
Class A2 Shares	$435	$646	$874	$1,530
Class A3 Shares	$385	$597	$827	$1,486
Class C Shares	$164	$540	$940	$2,061
Class C1 Shares	$264	$540	$940	$2,061
Class E Shares	$88	$307	$543	$1,223
Class I Shares	$60	$226	$406	$926
Class R6 Shares	$49	$182	$327	$750
Class S Shares	$60	$226	$406	$926
Class T Shares	$50	$216	$396	$917
Class Y Shares	$46	$168	$302	$691

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$164	$540	$940	$2,061

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.16)%	0.42%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$78	$258	$454	$1,017
Class S Shares	$53	$179	$317	$718
Class T Shares	$43	$169	$307	$708

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871

The following is added as the last sentence in the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund may invest in municipal debt obligations the interest on which is subject to the alternative minimum tax.

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in puts, stand-by commitments and demand notes (including variable rate demand notes).

The following risk factors are added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which may be subject to the federal alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax could earn a lower after-tax return.

International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A2, A3, C, C1, E, I, M, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2017 to

PROSPECTUS DATED March 1, 2017

INTERNATIONAL DEVELOPED MARKETS FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A1 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A2 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class A3 Shares	0.70%	0.25%	0.30%	1.25%	(0.03)%	1.22%
Class C Shares	0.70%	0.75%	0.55%	2.00%	(0.03)%	1.97%
Class C1 Shares	0.70%	1.00%	0.30%	2.00%	(0.03)%	1.97%
Class E Shares	0.70%	None	0.55%	1.25%	(0.03)%	1.22%
Class I Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class R6 Shares	0.70%	None	0.15%	0.85%	(0.05)%	0.80%
Class S Shares	0.70%	None	0.30%	1.00%	(0.07)%	0.93%
Class T Shares	0.70%	None	0.30%	1.00%	(0.17)%	0.83%
Class Y Shares	0.70%	None	0.10%	0.80%	(0.03)%	0.77%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.04% of its transfer agency fees for Class S and Class I Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.14% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$692	$946	$1,219	$1,997
Class A1 Shares	$371	$634	$916	$1,721
Class A2 Shares	$470	$730	$1,010	$1,806
Class A3 Shares	$421	$682	$963	$1,763
Class C Shares	$200	$625	$1,075	$2,325
Class C1 Shares	$300	$625	$1,075	$2,325
Class E Shares	$124	$394	$683	$1,509
Class I Shares	$95	$311	$546	$1,218
Class R6 Shares	$82	$266	$466	$1,044
Class S Shares	$95	$311	$546	$1,218
Class T Shares	$85	$301	$536	$1,209
Class Y Shares	$79	$252	$441	$987

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$200	$625	$1,075	$2,325

The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the International Developed Markets Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World ex USA Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World ex USA Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A2, A3, C, C1, E, I, M, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2017 to

PROSPECTUS DATED March 1, 2017

GLOBAL EQUITY FUND RISK/RETURN SUMMARY:

The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures. RIM employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to discretionary money managers, which include assets managed by RIM to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may use derivatives to take both long and short positions.

The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Global Equity Fund in the Prospectus listed above:

Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Effective January 1, 2018, RIM will change the Fund’s primary benchmark from the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) to the MSCI World Index (net of tax on dividends from foreign holdings). RIM believes that the MSCI World Index (net of tax on dividends from foreign holdings) is an appropriate benchmark which currently best represents the investable global and international equity markets.

Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A2, A3, C, C1, E, I, M, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2017 to

PROSPECTUS DATED March 1, 2017

STRATEGIC BOND FUND RISK/RETURN SUMMARY:

At a meeting held on December 5, 2017, the Board of Trustees approved, on behalf of the Strategic Bond Fund, a change in the investment objective of the Fund. Effective March 1, 2018, the investment objective in the “Risk/Return Summary” section for the Strategic Bond Fund in the Prospectus listed above will be changed as follows:

Old Investment Objective: The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

New Investment Objective: The Fund seeks to provide total return.

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A1 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A2 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class A3 Shares	0.47%	0.25%	0.29%	1.01%	(0.15)%	0.86%
Class C Shares	0.47%	0.75%	0.54%	1.76%	(0.15)%	1.61%
Class C1 Shares	0.47%	1.00%	0.29%	1.76%	(0.15)%	1.61%
Class E Shares	0.47%	None	0.54%	1.01%	(0.15)%	0.86%
Class I Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class R6 Shares	0.47%	None	0.14%	0.61%	(0.13)%	0.48%
Class S Shares	0.47%	None	0.29%	0.76%	(0.17)%	0.59%
Class T Shares	0.47%	None	0.29%	0.76%	(0.27)%	0.49%
Class Y Shares	0.47%	None	0.09%	0.56%	(0.11)%	0.45%

#	Until February 28, 2019, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class S and Class I Shares, 0.04% of its transfer agency fees for Class A, Class A1, Class A2, Class A3, Class C, Class C1 and Class E Shares, and 0.02% of its transfer agency fees for Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$459	$670	$898	$1,552
Class A1 Shares	$336	$549	$780	$1,442
Class A2 Shares	$435	$646	$874	$1,530
Class A3 Shares	$385	$597	$827	$1,486
Class C Shares	$164	$540	$940	$2,061
Class C1 Shares	$264	$540	$940	$2,061
Class E Shares	$88	$307	$543	$1,223
Class I Shares	$60	$226	$406	$926
Class R6 Shares	$49	$182	$327	$750
Class S Shares	$60	$226	$406	$926
Class T Shares	$50	$216	$396	$917
Class Y Shares	$46	$168	$302	$691

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$164	$540	$940	$2,061

Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, A2, A3, C, C1, E, I, M, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated December 21, 2017 to

PROSPECTUS DATED March 1, 2017

TAX-EXEMPT BOND FUND RISK/RETURN SUMMARY:

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A1 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A2 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class A3 Shares	0.30%	0.25%	0.28%	0.83%	(0.02)%	0.81%
Class C Shares	0.30%	0.75%	0.53%	1.58%	(0.06)%	1.52%
Class C1 Shares	0.30%	1.00%	0.28%	1.58%	(0.06)%	1.52%
Class E Shares	0.30%	None	0.53%	0.83%	(0.06)%	0.77%
Class S Shares	0.30%	None	0.28%	0.58%	(0.06)%	0.52%
Class T Shares	0.30%	None	0.28%	0.58%	(0.16)%	0.42%

#	Until February 28, 2018, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.06% of its transfer agency fees for Class C, Class C1, Class E and Class S Shares, and 0.02% of its transfer agency fees for Class A, Class A1, Class A2 and Class A3 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, RIFUS has contractually agreed to waive 0.16% of its transfer agency fees for Class T Shares. This waiver may not be terminated during the relevant period except with Board approval.

“Other Expenses” for Class A1, Class A2, Class A3, Class C1 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$454	$627	$815	$1,358
Class A1 Shares	$330	$506	$696	$1,246
Class A2 Shares	$430	$603	$791	$1,335
Class A3 Shares	$380	$554	$744	$1,291
Class C Shares	$154	$492	$854	$1,871
Class C1 Shares	$254	$492	$854	$1,871
Class E Shares	$78	$258	$454	$1,017
Class S Shares	$53	$179	$317	$718
Class T Shares	$43	$169	$307	$708

For the Share Class listed below, you would pay the following if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
Class C1 Shares	$154	$492	$854	$1,871

The following is added as the last sentence in the first paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund may invest in municipal debt obligations the interest on which is subject to the alternative minimum tax.

The following is added to the beginning of the third paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in puts, stand-by commitments and demand notes (including variable rate demand notes).

The following risk factors are added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Tax-Exempt Bond Fund in the Prospectus listed above:

Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Puts, Stand-by Commitments and Demand Notes. The ability of the Fund to exercise a put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. If there is a shortfall in the anticipated proceeds from demand notes, including variable rate demand notes, the notes may not be fully repaid and the Fund may lose money.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds the interest on which may be subject to the federal alternative minimum tax. As a result, taxpayers who are subject to the alternative minimum tax could earn a lower after-tax return.